Operating Leases (Schedule of Operating Leases) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	₪ 741	₪ 918
Less than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	283	275
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	435	573
More than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	₪ 23	₪ 70